INTANGIBLE ASSETS INTANGIBLE ASSETS AND PATENTS AND TRADEMARKS (Details Narrative)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($) Number	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) Number	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Finite-Lived Intangible Assets [Line Items]
Amortization method					Straight-line method
Capitalized Software Costs | $			$ 46,196		$ 70,231
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Number of patents granted	10		10
Number of pending patents	4		4
Number of trademarks	4		4
Number of pending trademarks	9		9
Amortization method			Straight-line basis
Patents [Member] | Europe [Member]
Finite-Lived Intangible Assets [Line Items]
Number of patents granted	1		1
Patents [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated lives of intangible assets			19 years		19 years
Patents [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated lives of intangible assets			17 years		17 years
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization method			Straight-line basis
Patents And Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Capitalized patent costs and trademarks | $			$ 28,574	825	$ 38,505	2,650
Amortization expense | $	$ 5,928	$ 5,860	$ 11,635	$ 10,984	$ 20,963	$ 43,095